Financing Expenses (Income), Net - Schedule of Financing Expenses (Income), Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Financing Expenses (Income), Net [Abstract]
Change in fair value of derivative warrant liability		$ 577
Amortization of discount and accrued interest relating to straight loan received from commercial banks	30	52
Discount amortization relating to liability to controlling shareholder		10
Interest due to bank deposits	(296)	(228)
Exchange rate differences and other finance expenses	22	(15)
Total Financing income (expenses), net	$ (244)	$ 396